THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON
NOVEMBER 14, 2007 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH
    CONFIDENTIAL TREATMENT EITHER EXPIRED ON FEBRUARY 14, 2008 OR FOR WHICH CONFIDENTIAL TREATMENT EXPIRES ON MAY 15, 2008 BUT CONFIDENTIAL TREATMENT IS NO
                               LONGER REQUESTED.

                                    FORM 13F

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: September 30, 2007
                Check here if Amendment [X]; Amendment Number: 1
                        This Amendment (Check only one):
                              [ ] is a restatement
                              [X] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:    Stark Offshore Management LLC
Address: 3600 South Lake Drive
         St. Francis, Wisconsin 53235-3716

Form 13F File Number: 28-11007

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Daniel J. McNally
Title: General Counsel
Phone: (414) 294-7000

Signature, Place and Date of Signing:

/s/  Daniel J. McNally            St. Francis, Wisconsin       February 20, 2008
----------------------            ----------------------       -----------------
         (Signature)                   (City, State)                 (Date)

Report Type (Check only one):

[X] 13F HOLDINGS REPORT: (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE: (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT: (Check here if a portion of the holding for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 11

Form 13F Information Table Value Total: $1,180,926 (thousands)

List of Other Included Managers:        None

                           Form 13F Information Table
                          Stark Offshore Management LLC


Column 1:                    Column 2:  Column 3:  Column 4:           Column 5:       Column 6:   Column 7:        Column 8:
 Name of                     Title of    CUSIP    Fair Market  Shrs or    SH/    Put/  Investment   Other        Voting Authority
  Issuer                       Class     Number     Value      Prn Amt    PRN    Call  Discretion  Managers  Sole      Shared   None
                                                   (x $1000)
United Rentals Inc.          Common     911363109  $ 44,875     1,394,958  SH             Sole               1,394,958
Manor Care Inc.              Common     564055101  $134,324     2,085,785  SH             Sole               2,085,785
Horizon Offshore Inc.        Common     44043J204  $ 41,457     2,512,569  SH             Sole               2,512,569
Lyondell Chemical Co.        Common     552078107  $223,738     4,827,152  SH             Sole               4,827,152
Myers Inds Inc.              Common     628464109  $ 13,282       670,148  SH             Sole                 670,148
PHH Corp.                    Common     693320202  $ 95,235     3,623,883  SH             Sole               3,623,883
Tribune Co.                  Common     896047107  $239,434     8,764,071  SH             Sole               8,764,071
Harrah's Entertainment, Inc. Common     413619107  $128,528     1,478,532  SH             Sole               1,478,532
Midwest Air Group, Inc.      Common     597911106  $  2,747       167,039  SH             Sole                 167,039
SLM Corp.                    Common     78442P106  $240,524     4,842,453  SH             Sole               4,842,453
SLM Corp.                    Option     78442P106  $ 16,782     6,352,600        CALL     Sole               6,352,600